RBF-Q3

Quarterly Report
January 31, 2026
MFS®  Total Return
Bond Fund

Portfolio of Investments
1/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 99.1%
Aerospace & Defense – 1.3%
Boeing Co., 2.196%, 2/04/2026	$26,637,000	$26,632,440
Boeing Co., 5.15%, 5/01/2030	7,084,000	7,280,636
Boeing Co., 6.528%, 5/01/2034	20,794,000	23,003,268
Boeing Co., 5.705%, 5/01/2040	6,632,000	6,779,506
Boeing Co., 5.805%, 5/01/2050	14,572,000	14,392,139
TransDigm, Inc., 4.625%, 1/15/2029	33,133,000	32,932,724
		$111,020,713
Asset-Backed & Securitized – 21.3%
ACREC 2021-FL1 Ltd., “C”, FLR, 5.941% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	$10,841,500	$10,840,350
ACREC 2021-FL1 Ltd., “D”, FLR, 6.442% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	13,074,500	13,034,518
ACREC 2025-FL3 LLC, “AS”, FLR, 5.315% (SOFR - 1mo. + 1.64%), 8/18/2042 (n)	23,763,500	23,694,396
Acres PLC, 2026-FL4, “AS”, FLR, 5.45% (SOFR - 1mo. + 1.7%), 8/18/2044 (n)	20,973,000	21,012,324
Affirm, Inc., 2025-X1, “A”, 5.08%, 4/15/2030 (n)	1,498,987	1,501,423
American Credit Acceptance Receivables Trust, 2025-4, “A”, 4.42%, 5/14/2029 (n)	31,882,951	31,935,787
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	21,796,631	21,948,804
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	19,340,038	19,547,010
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	11,658,830	11,708,249
Angel Oak Mortgage Trust, 2025-10, “A1”, 4.96%, 9/25/2070 (n)	7,261,845	7,286,611
Arbor Realty Trust, Inc., CLO, 2021-FL4, “A”, FLR, 5.145% ((SOFR - 1mo. + 0.11448%) + 1.35%), 11/15/2036 (n)	2,188,022	2,187,935
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.094% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	14,892,500	14,893,848
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 6.707% (SOFR - 30 day + 3%), 1/15/2037 (n)	40,620,500	40,413,751
ARDN Mortgage Trust, 2025-ARCP, “B”, FLR, 5.68% (SOFR - 1mo. + 2%), 6/15/2035 (n)	28,383,000	28,471,697
AREIT 2022-CRE6 Trust, “B”, FLR, 5.552% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	4,924,000	4,899,902
AREIT 2022-CRE6 Trust, “C”, FLR, 5.852% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	10,134,500	10,027,889
AREIT 2022-CRE6 Trust, “D”, FLR, 6.552% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	4,313,500	4,233,546
AREIT 2025-CRE10 Ltd., “AS”, FLR, 5.217% (SOFR - 1mo. + 1.5421%), 1/17/2030 (n)	21,646,489	21,592,366
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	1,226,059	1,234,865
Bain Capital Credit CLO Ltd., 2021-6A, “BR”, FLR, 5.22% (SOFR - 3mo. + 1.55%), 10/21/2034 (n)	18,243,515	18,247,529
Bank5, 2025-5YR17, “A3”, 5.225%, 11/15/2058	18,557,866	19,153,438
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)	1,133,379	113
Bayview Commercial Asset Trust, FLR, 4.252% ((SOFR - 1mo. + 0.11448%) + 0.4658%), 8/25/2035 (n)	62,346	60,854
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.389% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	216,782	508,277
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	9,055,000	8,658,635
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.168%, 12/15/2055	10,215,909	10,912,368
BDS 2024-FL13 Ltd., “A”, FLR, 5.251% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	6,329,500	6,344,779
BDS 2025-FL14 Ltd., “B”, FLR, 5.365% (SOFR - 1mo. + 1.6926%), 10/17/2042 (n)	13,272,979	13,126,140
BDS 2025-FL16 Ltd., “AS”, FLR, 5.331% (SOFR - 1mo. + 1.6%), 7/19/2043 (n)	11,852,185	11,867,003
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	4,675,254	4,890,320
Benchmark 2025-V18 Mortgage Trust, “A3”, 5.183%, 10/15/2058	12,840,932	13,237,924
Black Diamond CLO Ltd., 2019-2A, “A2R”, FLR, 5.871% (SOFR - 3mo. + 2.2%), 7/23/2032 (n)	23,878,452	23,906,390
Black Diamond CLO Ltd., 2021-1A, “A2R”, FLR, 5.519% (SOFR - 3mo. + 1.85%), 11/22/2034 (n)	34,041,667	34,068,730
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)	15,634,000	14,841,584
BRSP 2026-FL3 Ltd., “AS”, FLR, 5.4% (SOFR - 1mo. + 1.7%), 8/19/2043 (n)	22,343,500	22,343,500
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	3,357,773	3,432,054
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	468,261	482,802
BX Trust, 2025-BCAT, “B”, FLR, 5.23% (SOFR - 1mo. + 1.55%), 8/15/2042 (n)	8,307,371	8,312,563
BXMT 2020-FL2 Ltd., “B”, FLR, 5.441% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	6,104,500	6,081,687
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.091% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	17,470,500	17,405,803
BXMT 2021-FL4 Ltd., “B”, FLR, 5.342% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)	38,262,000	37,699,813
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	20,960,656	19,907,440
CarMax Select Receivables Trust, 2025-B, “A2”, 4.19%, 3/15/2029	9,992,000	10,002,657
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 6.237%, 1/25/2037 (d)(q)	1,036,807	282,883
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 6.231%, 3/25/2037 (d)(q)	1,060,274	382,517
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	1,470,046	1,476,828
CIP Commercial Mortgage Trust, 2025-SBAY, “A”, FLR, 5.08% (SOFR - 1mo. + 1.4%), 10/15/2037 (n)	9,851,000	9,863,314

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	$5,948,000	$5,854,115
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	13,261,612	13,316,272
Columbia Cent CLO Ltd., 2020-30A-B1R2, FLR, 5.218% (SOFR - 3mo. + 1.55%), 1/20/2034 (n)	12,863,116	12,870,114
Columbia Cent CLO Ltd., 2020-30A-CR2, FLR, 5.568% (SOFR - 3mo. + 1.9%), 1/20/2034 (n)	17,216,327	17,038,155
Columbia Cent CLO Ltd., 2021-31A, FLR, 5.518% (SOFR - 3mo. + 1.85%), 4/20/2034 (n)	13,263,241	13,178,224
Commercial Mortgage Pass-Through Certificates, 2019-BNK17, “AS”, 3.976%, 4/15/2052	5,000,000	4,842,486
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	21,951,777	23,144,753
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “AS”, 6.385%, 8/15/2056	12,725,671	13,538,542
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	26,451,653
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	5,343,183	5,391,911
Deephaven Residential Mortgage Trust, 2024-1A, “A”, 5.735%, 7/25/2069 (n)	25,957,996	26,267,969
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 5.979% ((SOFR - 3mo. + 0.26161%) + 2.05%), 7/18/2030 (n)	16,500,000	16,558,377
ELM Trust, 2024-ELM, “C10”, 6.396%, 6/10/2039 (n)	3,802,054	3,820,764
ELM Trust, 2024-ELM, “C15”, 6.396%, 6/10/2039 (n)	5,182,790	5,213,108
Empire District Bondco LLC, 4.943%, 1/01/2033	6,660,599	6,759,006
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	4,454,410	4,509,147
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	4,089,638	4,103,683
Enterprise Fleet Financing 2025-4 LLC, “A2”, 4.05%, 8/20/2028 (n)	9,773,000	9,791,787
Enterprise Fleet Financing 2026-1 LLC, “A2”, 4%, 10/20/2028 (n)	18,885,000	18,901,728
Exeter Automobile Receivables Trust, 2025-1A, “A”, 4.7%, 9/15/2027	41,960	41,970
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 4.75%, 3/15/2028 (n)	1,699,766	1,703,440
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 6.37%, 6/15/2028 (n)	888,746	892,029
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	48,556	48,894
Hyundai Auto Lease Securitization Trust, 2025-B, “A2A”, 4.58%, 9/15/2027 (n)	8,828,742	8,863,752
ILPT Commercial Mortgage Trust, 2025-LPF2, “A”, 5.292%, 7/13/2042 (n)	19,885,000	20,334,190
IMPAC Secured Assets Corp., FLR, 4.487% ((SOFR - 1mo. + 0.11448%) + 0.7%), 5/25/2036	27,808	26,446
JP Morgan Trust, 2026-NQM1, “A1”, 4.745%, 6/25/2066 (n)	4,784,188	4,785,403
JPMDB Commercial Mortgage Securities Trust, 2017-C7, 3.409%, 10/15/2050	11,500,000	11,310,948
KKR Static CLO Ltd., 2022-1A, “BR2”, FLR, 5.118% (SOFR - 3mo. + 1.45%), 7/20/2031 (n)	18,455,587	18,402,140
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 5.544% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	13,217,621	13,204,951
LoanCore 2021-CRE5 Ltd., “B”, FLR, 5.795% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	8,432,000	8,413,515
LoanCore 2021-CRE6 Ltd., “B”, FLR, 5.695% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/15/2038 (n)	42,852,000	42,879,725
LoanCore 2025-CRE8 Ltd., “AS”, FLR, 5.266% (SOFR - 1mo. + 1.5909%), 8/17/2042 (n)	39,804,000	39,853,719
Man GLG US CLO, 2018-2 Ltd., “B”, FLR, 6.668% (SOFR - 3mo. + 3%), 7/20/2035 (n)	16,070,750	16,121,180
Merrill Lynch Mortgage Investors, Inc., 5.95%, 2/25/2037 (a)(d)	1,716,644	177,643
MF1 2021-FL7 Ltd., “AS”, FLR, 5.24% ((SOFR - 1mo. + 0.11448%) + 1.45%), 10/16/2036 (n)	7,000,000	6,990,172
MF1 2022-FL8 Ltd., “C”, FLR, 5.873% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	10,626,099	10,562,725
MF1 2022-FL8 Ltd., “D”, FLR, 6.323% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	6,141,972	6,137,876
MF1 2024-FL14 LLC, “AS”, FLR, 5.915% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)	18,526,119	18,558,799
MF1 2024-FL15 LLC, “AS”, FLR, 5.715% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	20,521,000	20,597,985
MF1 2024-FL16 LLC, “AS”, FLR, 5.617% (SOFR - 1mo. + 1.942%), 11/18/2039 (n)	22,975,592	23,076,094
MF1 2025-FL17 LLC, “A”, FLR, 4.995% (SOFR - 1mo. + 1.32%), 2/18/2040 (n)	9,500,000	9,500,532
MF1 2025-FL17 LLC, “B”, FLR, 5.467% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	12,903,700	12,910,784
MF1 2025-FL19 LLC, “A”, FLR, 5.247% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	20,396,684	20,402,150
MF1 2025-FL19 LLC, “A”, FLR, 5.163% (SOFR - 1mo. + 1.4881%), 5/18/2042 (n)	20,709,139	20,786,788
MF1 2025-FL19 LLC, “B”, FLR, 5.667% (SOFR - 1mo. + 1.9917%), 5/18/2042 (n)	8,000,000	8,024,999
MF1 2025-FL20 LLC, “B”, FLR, 5.625% (SOFR - 1mo. + 1.95%), 2/18/2043 (n)	23,334,433	23,392,813
MF1 2026-FL21 LLC, “B”, FLR, 5.43% (SOFR - 1mo. + 1.75%), 2/18/2041 (n)(w)	4,480,957	4,481,186
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM1, “A1”, 4.809%, 12/25/2070 (n)	5,436,052	5,436,649
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A1”, 6.152%, 12/25/2068 (n)	9,806,531	9,903,878
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM4, “A1”, 5.588%, 6/25/2070 (n)	13,767,470	13,924,969
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	16,089,120	17,344,020
Neuberger Berman CLO Ltd., 2017-165A, “A1R2”, FLR, 4.852% (SOFR - 3mo. + 1.18%), 4/15/2039 (n)	4,047,000	4,057,931
Neuberger Berman CLO Ltd., 2017-165A, “BR2”, FLR, 5.272% (SOFR - 3mo. + 1.6%), 4/15/2039 (n)	20,000,000	20,064,540
Neuberger Berman Loan Advisers CLO Ltd., 2021-44A, “CR”,FLR, 5.371% (SOFR - 3mo. + 1.7%), 10/16/2035 (n)	7,678,917	7,686,442
New Residential Mortgage Loan Trust, 2025-NQM4, “A1”, 5.35%, 7/25/2065 (n)	36,874,856	37,262,548
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 5.691% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	16,960,213	16,970,304
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	7,493,694	7,549,675
OBX Trust, 2024-NQM9, “A1”, 6.03%, 1/25/2064 (n)	10,478,145	10,615,486

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
OBX Trust, 2025-NQM14, “A1”, 5.162%, 7/25/2065 (n)	$7,441,346	$7,498,268
OBX Trust, 2025-NQM15, “A1”, 5.143%, 7/27/2065 (n)	7,561,762	7,618,880
OBX Trust, 2025-NQM16, “A1”, 4.905%, 8/25/2065 (n)	10,827,260	10,869,001
OBX Trust, 2025-NQM18, “A1”, 5.057%, 9/25/2065 (n)	7,625,845	7,673,507
OneMain Financial Issuance Trust, 2022-3A, “A”, 5.94%, 5/15/2034 (n)	3,073,343	3,082,660
Ownit Mortgage Loan Asset-Backed Certificates, 5.79%, 10/25/2035	409,934	228,269
Palmer Square Loan Funding 2025-1A Ltd., “B”, FLR, 5.452% (SOFR - 3mo. + 1.6%), 2/15/2033 (n)	17,000,000	16,854,735
Palmer Square Loan Funding 2025-2A Ltd., “B”, FLR, 5.372% (SOFR - 3mo. + 1.7%), 7/15/2033 (n)	11,000,000	11,014,685
PFP III 2024-11 Ltd., “11A”, FLR, 5.504% (SOFR - 1mo. + 1.83239%), 9/17/2039 (n)	15,135,189	15,164,884
PFP III 2025-12 Ltd., “B”, FLR, 5.715% (SOFR - 1mo. + 2.0421%), 12/18/2042 (n)	5,911,000	5,900,189
PMT Loan Trust, 2025-CNF2, “A26”, FLR, 5.097% (SOFR - 1mo. + 1.4%), 1/25/2057 (n)	15,089,472	15,148,433
Preferred Term Securities XIX Ltd., CDO, FLR, 4.335% ((SOFR - 3mo. + 0.26161%) + 0.35%), 12/22/2035 (n)	1,462,764	1,418,881
Rate Mortgage Trust, 2025-J3, “A27”, FLR, 5.247% (SOFR - 1mo. + 1.55%), 11/25/2055 (n)	20,319,144	20,481,119
Residential Funding Mortgage Securities, Inc., FGIC, 3.404%, 12/25/2035 (d)(q)	137,728	1,905
Rockford Tower CLO 2020-1A Ltd., “BRR”, FLR, 5.218% (SOFR - 3mo. + 1.55%), 1/20/2036 (n)	16,776,809	16,781,221
Sammons Financial Group, Inc., FLR, 5.47% (SOFR - 3mo. + 1.8%), 10/21/2034 (n)	14,464,716	14,468,549
Santander Drive Auto Receivables Trust, 2025-1, “A3”, 4.74%, 1/16/2029	12,884,000	12,914,504
Speak CLO Ltd., 2014-1A, “CR4”, FLR, 5.618% (SOFR - 3mo. + 1.95%), 4/17/2034 (n)	18,500,000	18,509,823
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 5.891% ((SOFR - 1mo. + 0.11448%) + 2.1%), 4/18/2038 (n)	11,255,500	11,230,571
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 5.657% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	6,082,500	6,031,990
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 5.907% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	11,508,500	11,445,893
Starwood Commercial Mortgage, 2025-FL4, “AS”, FLR, 5.375% (SOFR - 1mo. + 1.7%), 11/19/2042 (n)	15,099,555	15,118,401
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	13,018,255	13,069,728
STORE Master Funding LLC, 2014-1A, “A1”, 5.69%, 5/20/2054 (n)	2,193,366	2,220,424
STORE Master Funding LLC, 2014-1A, “A2”, 5.7%, 5/20/2054 (n)	4,581,515	4,673,202
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.375% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)	13,315,989	13,315,976
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	33,000,000	32,712,148
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	18,388,578	18,175,201
Venture CLO 43 Ltd., 2021-43A, “BR”, FLR, 5.522% (SOFR - 3mo. + 1.85%), 4/15/2034 (n)	28,707,969	28,715,031
Verus Securitization Trust, 2024-1, “A1”, 5.712%, 1/25/2069 (n)	5,190,158	5,223,005
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	4,764,795	4,801,995
Verus Securitization Trust, 2025-9, “A1”, 4.935%, 10/27/2070 (n)	4,728,920	4,753,212
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 5.384% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	7,869,545	7,881,152
Voya CLO 2012-4A Ltd., “BR3”, FLR, 5.884% ((SOFR - 3mo. + 0.26161%) + 1.95%), 10/15/2030 (n)	3,474,736	3,486,637
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 7.234% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	4,942,894	4,978,305
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	7,740,000	7,710,963
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	24,921,884
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	13,470,000	13,292,305
		$1,782,201,836
Automotive – 0.2%
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	$14,723,000	$12,969,246
Broadcasting – 0.1%
WMG Acquisition Corp., 3%, 2/15/2031 (n)	$9,294,000	$8,656,490
Brokerage & Asset Managers – 1.6%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$11,882,000	$12,682,619
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	22,528,000	24,463,643
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	26,796,000	26,837,802
Intercontinental Exchange, Inc., 5.25%, 6/15/2031	8,977,000	9,360,576
Jane Street Group/JSG Finance, Inc., 6.75%, 5/01/2033 (n)	19,750,000	20,542,740
LPL Holdings, Inc., 6.75%, 11/17/2028	6,057,000	6,442,749
LPL Holdings, Inc., 4%, 3/15/2029 (n)	21,696,000	21,395,941
LPL Holdings, Inc., 6%, 5/20/2034	13,107,000	13,744,087
		$135,470,157

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 0.5%
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)	$28,731,000	$29,796,680
Vulcan Materials Co., 3.5%, 6/01/2030	9,570,000	9,268,985
		$39,065,665
Business Services – 1.4%
Equinix, Inc., 1.8%, 7/15/2027	$9,219,000	$8,935,093
Equinix, Inc., 2.15%, 7/15/2030	21,402,000	19,434,854
Fiserv, Inc., 3.5%, 7/01/2029	17,324,000	16,835,400
Fiserv, Inc., 5.6%, 3/02/2033	10,033,000	10,321,184
Global Payments, Inc., 2.9%, 5/15/2030	23,523,000	21,867,797
Global Payments, Inc., 2.9%, 11/15/2031	6,885,000	6,176,712
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	35,950,000	34,354,456
		$117,925,496
Cable TV – 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$29,387,000	$27,619,104
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	6,428,000	6,643,820
Time Warner Cable, Inc., 4.5%, 9/15/2042	9,503,000	7,328,173
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	5,390,779
		$46,981,876
Computer Software – 0.5%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$24,675,000	$25,455,983
Oracle Corp., 5.2%, 9/26/2035	11,041,000	10,522,025
Oracle Corp., 5.95%, 9/26/2055	8,149,000	7,185,573
		$43,163,581
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$24,371,000	$24,349,914
Conglomerates – 0.9%
Regal Rexnord Corp., 6.05%, 4/15/2028	$6,853,000	$7,103,940
Regal Rexnord Corp., 6.3%, 2/15/2030	24,925,000	26,427,169
Regal Rexnord Corp., 6.4%, 4/15/2033	16,170,000	17,279,699
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	21,336,000	21,617,891
		$72,428,699
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$15,416,000	$14,684,927
Consumer Services – 0.2%
CBRE Group, Inc., 5.95%, 8/15/2034	$13,799,000	$14,685,782
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 5.15%, 8/21/2029	$11,500,000	$11,764,804
Arrow Electronics, Inc., 2.95%, 2/15/2032	21,913,000	19,624,761
		$31,389,565
Electronics – 0.5%
Broadcom, Inc., 3.137%, 11/15/2035 (n)	$27,875,000	$23,970,860
Broadcom, Inc., 4.926%, 5/15/2037 (n)	22,031,000	21,695,383
		$45,666,243
Energy - Independent – 0.6%
EQT Corp., 3.9%, 10/01/2027	$7,896,000	$7,865,990
EQT Corp., 5%, 1/15/2029	5,901,000	6,005,012
EQT Corp., 3.625%, 5/15/2031 (n)	6,884,000	6,508,980
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	19,092,000	20,915,038

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	$5,930,000	$5,946,733
		$47,241,753
Energy - Integrated – 0.5%
Eni S.p.A., 4.25%, 5/09/2029 (n)	$13,598,000	$13,648,131
Eni S.p.A., 5.5%, 5/15/2034 (n)	27,138,000	28,048,632
		$41,696,763
Financial Institutions – 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	$10,175,000	$9,870,672
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	5,012,000	4,637,096
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	12,112,000	12,095,258
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	7,451,000	7,451,881
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	7,098,000	7,029,413
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	2,226,000	2,161,514
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	2,074,000	2,013,377
Bridge Housing Corp., 5.321%, 7/15/2035	17,055,000	17,150,073
		$62,409,284
Food & Beverages – 0.4%
Performance Food Group Co., 6.125%, 9/15/2032 (n)	$19,280,000	$19,801,677
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	10,755,000	10,502,385
Post Holdings, Inc., 4.5%, 9/15/2031 (n)	4,815,000	4,561,559
		$34,865,621
Gaming & Lodging – 0.6%
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	$20,412,000	$20,945,162
Marriott International, Inc., 3.5%, 10/15/2032	12,991,000	12,122,542
Marriott International, Inc., 2.75%, 10/15/2033	18,167,000	15,864,722
		$48,932,426
Insurance – 0.8%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$15,987,000	$15,226,967
Corebridge Financial, Inc., 5.75%, 1/15/2034	13,944,000	14,566,903
Corebridge Financial, Inc., 4.35%, 4/05/2042	1,846,000	1,578,786
Corebridge Financial, Inc., 4.4%, 4/05/2052	5,568,000	4,521,122
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	26,615,000	29,044,623
		$64,938,401
Insurance - Health – 0.2%
Humana, Inc., 5.875%, 3/01/2033	$19,625,000	$20,315,745
Insurance - Property & Casualty – 1.1%
Ambac Assurance Corp., 5.1%, 6/07/2172 (n)	$13,854	$18,148
Brown & Brown, Inc., 4.2%, 3/17/2032	15,616,000	15,093,070
Brown & Brown, Inc., 5.55%, 6/23/2035	5,137,000	5,255,852
Brown & Brown, Inc., 4.95%, 3/17/2052	5,548,000	4,817,846
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	15,409,000	15,621,356
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	7,257,000	6,859,396
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	16,523,000	17,247,585
Hub International Ltd., 7.25%, 6/15/2030 (n)	22,651,000	23,633,012
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	6,950,000	5,158,018
		$93,704,283
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$8,776,000	$9,754,054

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.4%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$24,388,000	$25,207,081
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	8,473,000	8,883,246
		$34,090,327
Major Banks – 7.8%
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	$7,070,000	$6,992,999
Bank of America Corp., 3.97% to 3/05/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.07%) to 3/05/2029	8,931,000	8,917,778
Bank of America Corp., 2.496% to 2/13/2030, FLR ((SOFR - 3mo. + 0.26161%) + 0.99%) to 2/13/2031	39,891,000	37,187,837
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	45,881,000	41,395,209
Bank of America Corp., 5.875% to 3/15/2028, FLR ((SOFR - 3mo. + 0.26161%) + 2.931%) to 9/15/2171	13,771,000	13,940,989
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	7,802,000	7,936,966
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	16,966,000	15,416,047
Capital One Financial Corp., 6.7%, 11/29/2032	34,164,000	37,701,955
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	11,000,000	11,471,685
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	17,390,000	18,673,387
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	16,122,000	16,933,085
Citigroup, Inc., 6.875% to 8/15/2030, FLR (CMT - 5yr. + 2.89%) to 11/15/2173	13,201,000	13,485,564
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	23,182,000	22,855,217
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	24,629,000	25,798,266
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	15,968,000	14,989,527
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	26,935,000	24,340,615
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	25,500,000	24,135,737
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	10,111,000	10,099,221
JPMorgan Chase & Co., 3.509%, 1/23/2029	18,395,000	18,217,670
JPMorgan Chase & Co., 4.005%, 4/23/2029	28,117,000	28,099,710
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.26%) to 7/23/2029	9,246,000	9,282,588
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	7,484,000	7,053,374
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	29,061,000	26,183,895
Lloyds Bank PLC, 3.75%, 1/11/2027	3,975,000	3,972,709
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	31,223,000	28,411,520
Morgan Stanley, 3.125%, 7/27/2026	12,844,000	12,797,460
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	5,819,000	5,998,611
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	7,037,000	6,603,434
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	19,284,000	17,309,621
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	13,809,000	14,295,697
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	3,536,000	3,791,534
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	38,002,000	34,631,468
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	30,010,000	27,408,361
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,491,000	10,511,422
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	45,462,000	42,486,169
		$649,327,327
Medical & Health Technology & Services – 1.7%
Adventist Health System/West, 5.43%, 3/01/2032	$21,168,000	$21,665,228
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	4,432,000	4,396,210
Alcon Finance Corp., 3%, 9/23/2029 (n)	7,500,000	7,200,541
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	7,998,000	7,454,366
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	6,013,000	6,285,766
HCA, Inc., 4.125%, 6/15/2029	10,042,000	10,019,749
HCA, Inc., 4.375%, 3/15/2042	14,385,000	12,279,766
ICON Investments Six DAC, 6%, 5/08/2034	13,573,000	14,268,458
Marin General Hospital, 7.242%, 8/01/2045	10,530,000	11,430,876
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	2,462,540
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	7,494,009
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	23,983,000	24,355,122
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	9,026,000	9,112,366
		$138,424,997

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical Equipment – 0.2%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	$13,568,000	$14,003,677
Metals & Mining – 0.9%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$16,098,000	$15,901,509
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	12,521,000	11,575,913
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	20,205,000	17,124,467
Fortescue Treasury Pty Ltd., 4.375%, 4/01/2031 (n)	15,339,000	14,820,543
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	17,296,000	16,017,742
		$75,440,174
Midstream – 2.9%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$8,291,000	$7,099,134
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (n)	34,610,000	35,399,093
Enbridge, Inc., 4.25%, 12/01/2026	9,961,000	9,977,121
Enbridge, Inc., 5.7%, 3/08/2033	8,233,000	8,633,238
Energy Transfer LP, 5.55%, 2/15/2028	5,763,000	5,926,897
Energy Transfer LP, 5.75%, 2/15/2033	26,373,000	27,655,471
Energy Transfer LP, 5.35%, 1/15/2036	5,960,000	5,953,564
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	7,347,000	8,539,645
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,112,000	6,551,878
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	7,661,000	7,322,808
MPLX LP, 4.95%, 3/14/2052	27,389,000	23,103,670
Plains All American Pipeline LP, 3.55%, 12/15/2029	33,187,000	32,326,113
Targa Resources Corp., 4.2%, 2/01/2033	4,099,000	3,921,248
Targa Resources Corp., 6.125%, 3/15/2033	24,189,000	25,846,365
Targa Resources Corp., 4.95%, 4/15/2052	8,758,000	7,477,705
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	24,120,000	24,716,077
		$240,450,027
Mortgage-Backed – 15.5%
Fannie Mae, 2.573%, 12/25/2026	$6,564,164	$6,492,710
Fannie Mae, 3.95%, 1/01/2027	532,847	533,529
Fannie Mae, 3.5%, 1/01/2028 - 12/01/2047	21,856,232	20,744,377
Fannie Mae, 3%, 11/01/2028 - 11/01/2048	20,477,394	18,800,995
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	2,112,040	1,861,012
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	27,294	28,227
Fannie Mae, 3%, 2/25/2033 (i)	645,656	41,465
Fannie Mae, 5.5%, 3/01/2033 - 1/01/2055	3,067,258	3,181,629
Fannie Mae, 5%, 11/01/2033 - 3/01/2042	3,233,944	3,311,144
Fannie Mae, 4.5%, 3/01/2034 - 6/01/2044	15,828,005	15,878,682
Fannie Mae, 6%, 5/01/2034 - 4/01/2055	1,583,544	1,653,609
Fannie Mae, 3.25%, 5/25/2040	233,297	224,056
Fannie Mae, 4%, 9/01/2040 - 12/01/2048	27,566,540	27,021,376
Fannie Mae, 2%, 4/25/2046	436,106	408,968
Fannie Mae, 4%, 7/25/2046 (i)	940,640	171,037
Fannie Mae, TBA, 2%, 2/12/2056	46,125,000	37,409,079
Fannie Mae, UMBS, 2.5%, 7/01/2036 - 5/01/2053	199,111,003	171,909,071
Fannie Mae, UMBS, 3%, 8/01/2036 - 10/01/2053	48,312,217	43,176,353
Fannie Mae, UMBS, 2%, 7/01/2037 - 10/01/2052	74,204,539	62,442,862
Fannie Mae, UMBS, 1.5%, 9/01/2041 - 2/01/2042	856,512	723,863
Fannie Mae, UMBS, 5.5%, 5/01/2044 - 5/01/2055	24,484,779	24,953,670
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 5/01/2052	2,031,442	1,922,408
Fannie Mae, UMBS, 4.5%, 7/01/2052 - 3/01/2055	19,550,950	19,216,209
Fannie Mae, UMBS, 5%, 8/01/2052 - 8/01/2055	38,715,413	38,852,676
Fannie Mae, UMBS, 6.5%, 8/01/2053 - 12/01/2053	854,653	884,933
Fannie Mae, UMBS, 6%, 11/01/2053 - 7/01/2055	18,391,757	18,869,427
Fannie Mae, UMBS, 4%, 1/01/2055 - 3/01/2055	7,401,245	7,073,763
Freddie Mac, 3.3%, 10/25/2026	4,957,000	4,931,735
Freddie Mac, 3.117%, 6/25/2027	17,177,017	17,031,651

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 4.06%, 10/25/2028	$5,001,000	$5,025,456
Freddie Mac, 1.082%, 7/25/2029 (i)	12,255,341	403,789
Freddie Mac, 1.135%, 8/25/2029 (i)	21,736,338	772,077
Freddie Mac, 1.838%, 4/25/2030 (i)	6,415,004	446,010
Freddie Mac, 5.5%, 8/01/2033 - 1/01/2038	642,508	662,099
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	376,886	391,249
Freddie Mac, 5%, 11/01/2035 - 11/01/2054	2,370,066	2,412,194
Freddie Mac, 5.5%, 2/15/2036 (i)	155,268	23,808
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	2,891,140	2,836,398
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	13,501,264	12,830,439
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	17,908,700	16,426,929
Freddie Mac, 4.5%, 7/01/2040 - 5/01/2042	3,625,689	3,643,960
Freddie Mac, 4.5%, 12/15/2040 (i)	55,277	5,113
Freddie Mac, 4%, 8/15/2044 (i)	143,520	11,972
Freddie Mac, UMBS, 3%, 11/01/2034 - 12/01/2052	44,172,428	39,970,035
Freddie Mac, UMBS, 2%, 9/01/2036 - 8/01/2052	149,541,837	122,218,138
Freddie Mac, UMBS, 2.5%, 9/01/2036 - 10/01/2053	51,695,155	44,276,228
Freddie Mac, UMBS, 5%, 8/01/2037 - 7/01/2055	13,916,698	13,946,008
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 7/01/2052	5,437,794	5,096,850
Freddie Mac, UMBS, 4.5%, 7/01/2052 - 3/01/2055	12,531,401	12,317,880
Freddie Mac, UMBS, 5.5%, 11/01/2052 - 9/01/2055	43,309,818	43,993,087
Freddie Mac, UMBS, 6%, 9/01/2053 - 8/01/2055	31,546,838	32,316,029
Freddie Mac, UMBS, 6.5%, 9/01/2053 - 12/01/2054	6,956,670	7,230,962
Freddie Mac, UMBS, 4%, 2/01/2055 - 6/01/2055	3,380,091	3,230,533
Ginnie Mae, 5.5%, 11/15/2032 - 4/20/2055	36,880,209	37,376,299
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	399,364	416,952
Ginnie Mae, 4.5%, 4/15/2039 - 12/20/2052	53,038,414	52,305,401
Ginnie Mae, 4%, 10/20/2040 - 10/20/2052	33,767,083	32,255,344
Ginnie Mae, 3.5%, 11/15/2040 - 10/20/2055	38,205,246	35,246,246
Ginnie Mae, 3%, 11/20/2044 - 11/20/2052	54,770,563	49,661,123
Ginnie Mae, 2.5%, 8/20/2051 - 6/20/2052	66,489,811	57,626,409
Ginnie Mae, 2%, 1/20/2052 - 10/20/2053	47,325,104	39,386,662
Ginnie Mae, 5%, 12/20/2052 - 9/20/2054	40,892,919	41,022,797
UMBS, TBA, 3%, 2/12/2056	2,675,000	2,370,550
UMBS, TBA, 3.5%, 2/15/2056	18,425,000	17,040,032
UMBS, TBA, 5.5%, 3/12/2056	11,075,000	11,215,648
		$1,296,161,222
Municipals – 0.9%
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-4”, 7%, 6/30/2039	$15,461,000	$12,634,248
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), Convertible Capital Appreciation, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	8,128,000	4,134,029
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	24,325,000	22,758,434
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	4,565,000	3,776,173
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	9,717,000	9,654,130
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	6,320,000	6,608,861
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	21,024,000	19,401,757
		$78,967,632
Natural Gas - Distribution – 0.6%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,261,000	$18,024,164
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	13,855,000	13,743,656
NiSource, Inc., 3.6%, 5/01/2030	16,331,000	15,889,788
		$47,657,608
Network & Telecom – 0.6%
NTT Finance Corp., 5.502%, 7/16/2035 (n)	$45,382,000	$46,880,275

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.0%
Marathon Petroleum Corp., 5.85%, 12/15/2045	$4,349,000	$4,246,606
Other Banks & Diversified Financials – 0.8%
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	$23,323,000	$23,660,484
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	47,217,000	46,430,247
		$70,090,731
Pharmaceuticals – 0.3%
Genmab A.S., 6.25%, 12/15/2032 (n)	$24,393,000	$25,003,749
Real Estate - Office – 0.8%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$29,885,000	$26,127,421
Boston Properties LP, REIT, 2.45%, 10/01/2033	27,176,000	22,472,177
Boston Properties LP, REIT, 5.75%, 1/15/2035	14,052,000	14,380,582
		$62,980,180
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, 5.75%, 2/15/2035	$24,974,000	$26,139,412
Restaurants – 0.2%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)	$18,567,000	$19,034,281
Retailers – 0.4%
Penske Automotive Group Co., 3.75%, 6/15/2029	$34,558,000	$33,390,050
Specialty Stores – 0.3%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$23,293,000	$21,466,440
Telecommunications - Wireless – 1.1%
Rogers Communications, Inc., 4.5%, 3/15/2042	$27,147,000	$23,326,053
Rogers Communications, Inc., 4.55%, 3/15/2052	27,147,000	21,893,860
SBA Communications Corp., 3.125%, 2/01/2029	17,490,000	16,704,905
T-Mobile USA, Inc., 2.55%, 2/15/2031	28,722,000	26,274,278
T-Mobile USA, Inc., 4.375%, 4/15/2040	2,343,000	2,093,567
Vodafone Group PLC, 5.625%, 2/10/2053	6,121,000	5,893,502
		$96,186,165
Tobacco – 1.0%
B.A.T. Capital Corp., 4.906%, 4/02/2030	$2,485,000	$2,534,717
B.A.T. Capital Corp., 4.742%, 3/16/2032	26,499,000	26,703,871
B.A.T. International Finance PLC, 4.448%, 3/16/2028	23,935,000	24,132,917
Philip Morris International, Inc., 5.125%, 11/17/2027	9,958,000	10,168,780
Philip Morris International, Inc., 5.625%, 11/17/2029	4,291,000	4,513,510
Philip Morris International, Inc., 5.125%, 2/15/2030	17,478,000	18,042,446
		$86,096,241
Transportation - Services – 0.4%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$9,094,000	$10,485,090
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	5,237,000	5,225,428
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	15,190,000	12,643,600
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	5,237,000	3,691,174
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	9,784,006	3,379,395
		$35,424,687
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 5.35%, 2/01/2026	$11,676	$11,676
Small Business Administration, 3.25%, 11/01/2030	339,960	332,963
Small Business Administration, 2.85%, 9/01/2031	611,300	588,888

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 2.37%, 8/01/2032	$371,454	$350,422
Small Business Administration, 2.13%, 1/01/2033	718,506	674,531
Small Business Administration, 2.21%, 2/01/2033	173,483	164,056
Small Business Administration, 2.22%, 3/01/2033	657,654	620,114
Small Business Administration, 2.08%, 4/01/2033	1,303,841	1,225,640
Small Business Administration, 2.45%, 6/01/2033	1,347,544	1,281,512
Small Business Administration, 3.15%, 7/01/2033	1,574,532	1,517,883
Small Business Administration, 3.16%, 8/01/2033	1,654,098	1,599,656
Small Business Administration, 3.62%, 9/01/2033	789,967	777,343
		$9,144,684
U.S. Treasury Obligations – 25.3%
U.S. Treasury Bonds, 1.125%, 8/15/2040	$27,300,000	$17,076,363
U.S. Treasury Bonds, 1.375%, 11/15/2040	74,100,000	47,933,437
U.S. Treasury Bonds, 1.75%, 8/15/2041	67,500,000	45,396,387
U.S. Treasury Bonds, 2.375%, 2/15/2042	61,700,000	45,255,504
U.S. Treasury Bonds, 2.875%, 5/15/2043	58,777,000	45,501,663
U.S. Treasury Bonds, 4.375%, 8/15/2043	101,800,000	96,900,875
U.S. Treasury Bonds, 4.75%, 11/15/2043	177,950,000	177,227,078
U.S. Treasury Bonds, 4.5%, 2/15/2044	90,700,000	87,429,840
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	29,323,000	20,709,369
U.S. Treasury Bonds, 4.875%, 8/15/2045	25,500,000	25,647,422
U.S. Treasury Bonds, 2.25%, 8/15/2046	36,800,000	24,158,625
U.S. Treasury Bonds, 2.875%, 11/15/2046	27,653,000	20,367,083
U.S. Treasury Bonds, 3%, 2/15/2048	19,900,000	14,761,758
U.S. Treasury Bonds, 1.625%, 11/15/2050	132,800,000	69,465,813
U.S. Treasury Bonds, 4.75%, 11/15/2053	30,800,000	30,086,547
U.S. Treasury Bonds, 4.25%, 2/15/2054	183,300,000	164,891,238
U.S. Treasury Bonds, 4.5%, 11/15/2054	88,800,000	83,308,968
U.S. Treasury Notes, 4.125%, 2/15/2027 (f)	320,100,000	321,919,676
U.S. Treasury Notes, 3.375%, 12/31/2027	57,200,000	57,034,657
U.S. Treasury Notes, 4.125%, 7/31/2028	64,200,000	65,047,640
U.S. Treasury Notes, 4.875%, 10/31/2028	90,926,000	93,930,821
U.S. Treasury Notes, 4.625%, 4/30/2029	38,000,000	39,134,062
U.S. Treasury Notes, 4.25%, 6/30/2029	167,000,000	170,137,773
U.S. Treasury Notes, 3.625%, 8/31/2030	57,000,000	56,639,297
U.S. Treasury Notes, 3.875%, 8/15/2034	74,000,000	72,465,078
U.S. Treasury Notes, 4.25%, 11/15/2034	157,500,000	158,225,977
U.S. Treasury Notes, 4%, 11/15/2035	62,300,000	61,024,797
		$2,111,677,748
Utilities - Electric Power – 1.5%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$13,723,000	$14,716,414
Constellation Energy Generation LLC, 3.75%, 3/01/2031 (n)	19,925,000	19,202,855
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	30,284,000	29,914,442
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	3,444,000	3,959,384
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	21,954,000	19,810,052
Pacific Gas & Electric Co., 3%, 6/15/2028	11,170,000	10,868,972
Pacific Gas & Electric Co., 3.3%, 8/01/2040	34,169,000	25,941,145
		$124,413,264
Utilities - Gas – 0.1%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)	$8,531,000	$8,549,844
Total Bonds		$8,279,765,868

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 3.73% (v)	91,977,520	$91,995,916

Other Assets, Less Liabilities – (0.2)%		(16,852,654)
Net Assets – 100.0%		$8,354,909,130

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $91,995,916 and
$8,279,765,868, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,481,016,518, representing 29.7% of net assets.

(q)	Interest received was less than stated coupon rate.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 1/31/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	2,135	$445,130,821	March – 2026	$(936,422)
U.S. Treasury Note 5 yr	Long	USD	3,232	352,060,752	March – 2026	(2,612,238)
U.S. Treasury Ultra Bond 30 yr	Long	USD	1,737	203,988,937	March – 2026	(5,869,045)
U.S. Treasury Ultra Note 10 yr	Long	USD	274	31,278,813	March – 2026	(486,936)
						$(9,904,641)
At January 31, 2026, the fund had liquid securities collateral with an aggregate value of $17,350,109 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of January 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$2,120,822,432	$—	$2,120,822,432
Non - U.S. Sovereign Debt	—	9,754,054	—	9,754,054
Municipal Bonds	—	78,967,632	—	78,967,632
U.S. Corporate Bonds	—	2,187,285,656	—	2,187,285,656
Residential Mortgage-Backed Securities	—	1,571,438,999	—	1,571,438,999
Commercial Mortgage-Backed Securities	—	453,994,049	—	453,994,049
Asset-Backed Securities (including CDOs)	—	1,052,930,010	—	1,052,930,010
Foreign Bonds	—	804,573,036	—	804,573,036
Investment Companies	91,995,916	—	—	91,995,916
Total	$91,995,916	$8,279,765,868	$—	$8,371,761,784
Other Financial Instruments
Futures Contracts – Liabilities	$(9,904,641)	$—	$—	$(9,904,641)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended January 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$111,208,659	$1,150,539,714	$1,169,774,750	$3,093	$19,200	$91,995,916

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,317,381	$—